   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 8, 2000
                                                   REGISTRATION NO. 333-

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ---------------------

                                   FORM N-14

                            REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                      [X]

                            ---------------------
                             PRE-EFFECTIVE AMENDMENT                       [X]
                          POST-EFFECTIVE AMENDMENT NO.                     [ ]

                             ---------------------

                           MORGAN STANLEY DEAN WITTER
                            DIVERSIFIED INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)


               TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                   (Address of Principal Executive Offices)


                                 212-392-1600
                        (Registrant's Telephone Number)


                               BARRY FINK, ESQ.
                            Two World Trade Center
                           New York, New York 10048
                    (Name and Address of Agent for Service)

                             ---------------------

                                   COPY TO:
                            STUART M. STRAUSS, ESQ.
                             Mayer, Brown & Platt
                                 1675 Broadway
                           New York, New York 10019

                             ---------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                  The Exhibit Index is located on page [  ]

     PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES
PREVIOUSLY REGISTERED BY THE REGISTRANT ON FORM N-1A (REGISTRATION NOS. 33-    ;
811-     ).

================================================================================

                                   FORM N-14

              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST

                             CROSS REFERENCE SHEET

           PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933



PART A OF FORM N-14 ITEM NO.              PROXY STATEMENT AND PROSPECTUS HEADING
------------------------------   -------------------------------------------------------
1 (a) ........................   Cross Reference Sheet
  (b) ........................   Front Cover Page
  (c) ........................                              *
2 (a) ........................                              *
  (b) ........................   Table of Contents
3 (a) ........................   Fee Table
  (b) ........................   Synopsis
  (c) ........................   Principal Risk Factors
4 (a) ........................   The Reorganization
  (b) ........................   The Reorganization -- Capitalization Table (Unaudited)
5 (a) ........................   Registrant's Prospectus
  (b) ........................                              *
  (c) ........................                              *
  (d) ........................                              *
  (e) ........................   Available Information
  (f) ........................   Available Information
6 (a) ........................   Prospectus of Morgan Stanley Dean Witter World Wide
                                  Income Trust
  (b) ........................   Available Information
  (c) ........................                              *
  (d) ........................                              *
7 (a) ........................   Introduction -- Proxies
  (b) ........................                              *
  (c) ........................   Introduction; The Reorganization -- Appraisal Rights
8 (a) ........................   The Reorganization
  (b) ........................                              *
9   ..........................                              *


PART B OF FORM N-14 ITEM NO.            STATEMENT OF ADDITIONAL INFORMATION HEADING
------------------------------   --------------------------------------------------------
10(a) ........................   Cover Page
  (b) ........................                              *
11  ..........................   Table of Contents
12(a) ........................   Additional Information about Morgan Stanley Dean Witter
                                 Diversified Income Trust
  (b) ........................                              *
  (c) ........................
13(a) ........................   Additional Information about Morgan Stanley Dean Witter
                                 World Wide Income Trust
  (b) ........................                              *
  (c) ........................                              *
14    ........................   Registrant's Annual Report for the fiscal year ended
                                   October 31, 2000. Morgan Stanley Dean Witter World
                                   Wide Income Trust's Annual Report for the fiscal year
                                   ended October 31, 2000


 PART C OF FORM N-14 ITEM NO.                  OTHER INFORMATION HEADING
------------------------------   --------------------------------------------------------
15  ..........................   Indemnification
16  ..........................   Exhibits
17  ..........................   Undertakings

----------
* Not Applicable or negative answer

                          MORGAN STANLEY DEAN WITTER
                            WORLD WIDE INCOME TRUST

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                (800) 869-NEWS

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD MARCH 27, 2001


TO THE SHAREHOLDERS OF MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

     Notice is hereby given of a Special Meeting of the Shareholders of Morgan Stanley Dean Witter World Wide Income Trust ("World Wide Income") to be held in the Career Development Room, 61st Floor, Two World Trade Center, New York, New York 10048, at 9:00 a.m., New York time, on March 27, 2001, and any adjournments thereof (the "Meeting"), for the following purposes:

1. To consider and vote upon an Agreement and Plan of Reorganization, dated October 26, 2000 (the "Reorganization Agreement"), between World Wide Income and Morgan Stanley Dean Witter Diversified Income Trust ("Diversified Income"), pursuant to which substantially all of the assets of World Wide Income would be combined with those of Diversified Income and shareholders of World Wide Income would become shareholders of Diversified Income receiving shares of Diversified Income with a value equal to the value of their holdings in World Wide Income (the "Reorganization"); and

2.   To act upon such other matters as may properly come before the Meeting.

     The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Shareholders of record at the close of business on December 20, 2000 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. THE BOARD OF TRUSTEES OF WORLD WIDE INCOME RECOMMENDS YOU VOTE IN FAVOR OF THE REORGANIZATION. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                            By Order of the Board of Trustees,

                                            BARRY FINK,
                                            Secretary

      , 2000

--------------------------------------------------------------------------------

  YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO BE PRESENT IN PERSON, PLEASE FILL IN, SIGN AND RETURN THE ENCLOSED PROXY IN ORDER THAT THE NECESSARY QUORUM BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. AS DISCUSSED IN THE ENCLOSED PROXY STATEMENT, CERTAIN SHAREHOLDERS WILL BE ABLE TO VOTE TELEPHONICALLY BY TOUCHTONE TELEPHONE OR ELECTRONICALLY ON THE INTERNET BY FOLLOWING INSTRUCTIONS ON THEIR PROXY CARDS OR ON THE ENCLOSED VOTING INFORMATION CARD.

--------------------------------------------------------------------------------

                          MORGAN STANLEY DEAN WITTER
                           DIVERSIFIED INCOME TRUST

               TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                                (800) 869-NEWS

                         ACQUISITION OF THE ASSETS OF
              MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

                       BY AND IN EXCHANGE FOR SHARES OF
              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST

     This Proxy Statement and Prospectus is being furnished to shareholders of Morgan Stanley Dean Witter World Wide Income Trust ("World Wide Income") in connection with an Agreement and Plan of Reorganization, dated October 26, 2000 (the "Reorganization Agreement"), pursuant to which substantially all the assets of World Wide Income will be combined with those of Morgan Stanley Dean Witter Diversified Income Trust ("Diversified Income") in exchange for shares of Diversified Income (the "Reorganization"). As a result of this transaction, shareholders of World Wide Income will become shareholders of Diversified Income and will receive shares of Diversified Income with a value equal to the value of their holdings in World Wide Income. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement between World Wide Income and Diversified Income, attached hereto as Exhibit A. The address of World Wide Income is that of Diversified Income set forth above. This Proxy Statement also constitutes a Prospectus of Diversified Income, which is dated , 2000, filed by Diversified Income with the Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").

     Diversified Income is an open-end diversified management investment company whose primary investment objective is to seek a high level of current income. As a secondary objective, the fund seeks to maximize total return, but only to the extent consistent with its primary objective. The Fund normally invests at least 65% of its total assets in a diversified portfolio of fixed-income securities. The Investment Manager diversifies investments among the groups in an effort to reduce overall portfolio risk -- a general downturn in one group may be offset by a rise in another. The three groups of Fund investments include: (1) global securities; (2) mortgage-backed securities and U.S. Government securities; and
(3) high yield securities.

     This Proxy Statement and Prospectus set forth concisely information about Diversified Income that shareholders of World Wide Income should know before voting on the Reorganization Agreement. A copy of the Prospectus for Diversified Income dated December , 2000, is attached as Exhibit B and incorporated herein by reference. Also enclosed and incorporated herein by reference is Diversified Income's Annual Report for the fiscal year ended October 31, 2000. A Statement of Additional Information relating to the Reorganization, described in this
Proxy Statement and Prospectus (the "Additional Statement"), dated             ,
2000, has been filed with the Commission and is also incorporated herein by reference. Also incorporated herein by reference are World Wide Income's
Prospectus, dated                , and Annual Report for its fiscal year ended
October 31, 2000. Such documents are available without charge by calling (800) 869-NEWS (TOLL FREE).

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THIS PROXY STATEMENT AND PROSPECTUS IS DATED     , 2000.

                               TABLE OF CONTENTS
                        PROXY STATEMENT AND PROSPECTUS


                                                                                              PAGE

                                                                                             -----
INTRODUCTION .............................................................................      1
  General ................................................................................      1
  Record Date; Share Information .........................................................      1
  Proxies ................................................................................      2
  Expenses of Solicitation ...............................................................      2
  Vote Required ..........................................................................      3

SYNOPSIS .................................................................................      3
  The Reorganization .....................................................................      3
  Fee Table ..............................................................................      4
  Tax Consequences of the Reorganization .................................................      8
  Comparison of World Wide Income and Diversified Income .................................      8

PRINCIPAL RISK FACTORS ...................................................................     11

THE REORGANIZATION .......................................................................     13
  The Proposal ...........................................................................     13
  The Board's Consideration ..............................................................     13
  The Reorganization Agreement ...........................................................     14
  Tax Aspects of the Reorganization ......................................................     16
  Description of Shares ..................................................................     17
  Capitalization Table (unaudited) .......................................................     18
  Appraisal Rights .......................................................................     18

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ...........................     18
  Investment Objectives and Policies .....................................................     18
  Investment Restrictions ................................................................     19

ADDITIONAL INFORMATION ABOUT WORLD WIDE INCOME AND DIVERSIFIED
 INCOME ..................................................................................     20
  General ................................................................................     20
  Financial Information ..................................................................     20
  Management .............................................................................     20
  Description of Securities and Shareholder Inquiries ....................................     21
  Dividends, Distributions and Taxes .....................................................     21
  Purchases, Repurchases and Redemptions .................................................     21

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ..............................................     21

FINANCIAL STATEMENTS AND EXPERTS .........................................................     21

LEGAL MATTERS ............................................................................     21

AVAILABLE INFORMATION ....................................................................     21

OTHER BUSINESS ...........................................................................     22

Exhibit A - Agreement and Plan of Reorganization, dated October 26, 2000, by and between
 World Wide Income and Diversified Income ................................................    A-1

Exhibit B - Prospectus of Diversified Income dated December   , 2000 .....................    B-1


                          MORGAN STANLEY DEAN WITTER
                            WORLD WIDE INCOME TRUST
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                 (800) 869-NEWS

                             --------------------

                        PROXY STATEMENT AND PROSPECTUS

                             --------------------

                        SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD MARCH 27, 2001

                                 INTRODUCTION

GENERAL

     This Proxy Statement and Prospectus is being furnished to the shareholders of Morgan Stanley Dean Witter World Wide Income Trust ("World Wide Income"), an open-end non-diversified management investment company, in connection with the solicitation by the Board of Trustees of World Wide Income (the "Board") of proxies to be used at the Special Meeting of Shareholders of World Wide Income to be held in the Career Development Room, 61st Floor, Two World Trade Center, New York, New York 10048 at 9:00 A.M., New York time, on March 27, 2001 and any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will be made on or about December 22, 2000.

     At the Meeting, World Wide Income shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated October 26, 2000 (the "Reorganization Agreement"), between World Wide Income and Morgan Stanley Dean Witter Diversified Income Trust ("Diversified Income") pursuant to which substantially all of the assets of World Wide Income will be combined with those of Diversified Income in exchange for shares of Diversified Income. As a result of this transaction, Shareholders will become shareholders of Diversified Income and will receive shares of Diversified Income equal to the value of their holdings in World Wide Income on the date of such transaction (the "Reorganization"). Pursuant to the Reorganization, each Shareholder will receive the class of shares of Diversified Income that corresponds to the class of shares of World Wide Income currently held by that Shareholder. Accordingly, as a result of the Reorganization, each Class A, Class B, Class C and Class D Shareholder of World Wide Income will receive Class A, Class B, Class C or Class D shares of Diversified Income, respectively. The shares to be issued by Diversified Income pursuant to the Reorganization (the "Diversified Income Shares") will be issued at net asset value without an initial sales charge. Further information relating to Diversified Income is set forth herein and in
Diversified Income's current Prospectus, dated December    , 2000 ("Diversified
Income's Prospectus"), attached to this Proxy Statement and Prospectus and incorporated herein by reference.

     The information concerning World Wide Income contained herein has been supplied by World Wide Income and the information concerning Diversified Income contained herein has been supplied by Diversified Income.

RECORD DATE; SHARE INFORMATION

     The Board has fixed the close of business on December 20, 2000 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record

Date, there were      shares of World Wide Income issued and outstanding.
Shareholders on the Record Date are entitled to one vote per share on each matter submitted to a vote at the Meeting. A majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

     The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a Class of World Wide Income as of the Record
Date:              . As of the Record Date, the trustees and officers of World
Wide Income, as a group, owned less than 1% of the outstanding shares of World Wide Income.

     The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a Class of Diversified Income as of the Record
Date:              . As of the Record Date, the trustees and officers of
Diversified Income, as a group, owned less than 1% of the outstanding shares of Diversified Income.

PROXIES

     The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization Agreement. The proxy may be revoked at any time prior to the voting thereof by:
(i) delivering written notice of revocation to the Secretary of World Wide Income at Two World Trade Center, New York, New York 10048; (ii) attending the Meeting and voting in person; or (iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.

     In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of World Wide Income present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement.

EXPENSES OF SOLICITATION

     All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne by World Wide Income
which expenses are expected to approximate $        . World Wide Income and
Diversified Income will bear all of their respective other expenses associated with the

Reorganization. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of World Wide Income, and officers and regular employees of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager") and Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), an affiliate of MSDW Advisors, personally or by mail, telephone, telegraph or otherwise, without compensation therefor. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares and to obtain authorization for the execution of proxies.

     Shareholders whose shares are registered with MSDW Trust will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement. To vote by touchtone telephone, Shareholders can call the toll-free number 1-800-690-6903. To vote by Internet, Shareholders can access the websites www.msdwt.com or www.proxyvote.com. Telephonic and Internet voting with MSDW Trust presently are not available to Shareholders whose shares are held in street name.

     In certain instances, MSDW Trust, an affiliate of MSDW Advisors, may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on the Reorganization Agreement other than to refer to the recommendation of the Board. World Wide Income has been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for their social security number or other identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by the Shareholder.

VOTE REQUIRED

     Approval of the Reorganization Agreement by the Shareholders requires the affirmative vote of a majority (i.e., more than 50%) of the shares of World Wide Income represented in person or by proxy and entitled to vote at the Meeting, provided a quorum is present at the Meeting. If the Reorganization Agreement is not approved by Shareholders, World Wide Income will continue in existence and the Board will consider alternative actions.

                                   SYNOPSIS

     The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and Reorganization Agreement in their entirety and, in particular, Diversified Income's Prospectus, which is attached to this Proxy Statement and incorporated herein by reference.

THE REORGANIZATION

     The Reorganization Agreement provides for the transfer of substantially all the assets of World Wide Income, subject to stated liabilities, to Diversified Income in exchange for the Diversified Income Shares. The aggregate net asset value of the Diversified Income Shares issued in the exchange will equal the aggregate value of the net assets of World Wide Income received by Diversified Income. On or after the closing date scheduled for the Reorganization (the "Closing Date"), World Wide Income will distribute the Diversified Income Shares received by World Wide Income to Shareholders as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of World Wide Income and World Wide Income will thereafter be dissolved and deregistered under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result of the Reorganization, each Shareholder will receive that number of full and fractional Diversified Income Shares equal in value to such Shareholder's pro rata interest in the net assets of World Wide Income transferred to Diversified Income. Pursuant to the Reorganization, each Shareholder will receive the class of shares of Diversified Income that corresponds to the class of shares of World Wide Income currently held by that Shareholder. Accordingly, as a result of the Reorganization, each Class A, Class B, Class C and Class D Shareholder of World Wide Income will become a holder of Class A, Class B, Class C or Class D shares of Diversified Income, respectively. Shareholders holding their shares of World Wide Income in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Diversified Income; however, such Shareholders will not be able to redeem, transfer or exchange the Diversified Income Shares received until the old certificates have been surrendered. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.

     FOR THE REASONS SET FORTH BELOW UNDER "THE REORGANIZATION -- THE BOARD'S CONSIDERATION," THE BOARD, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF WORLD WIDE INCOME ("INDEPENDENT TRUSTEES"), AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"), HAS CONCLUDED THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF WORLD WIDE INCOME AND ITS SHAREHOLDERS AND RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

FEE TABLE

     World Wide Income and Diversified Income each pay expenses for management of their assets, distribution of their shares and other services, and those expenses are reflected in the net asset value per share of each fund. The following table briefly describes the fees and expenses that a shareholder of World Wide Income and Diversified Income may pay if they buy and hold shares of each respective fund. These expenses are deducted from each respective fund's assets and are based on expenses paid by World Wide Income for its fiscal year ended October 31, 2000, and by Diversified Income for its fiscal year ended October 31, 2000. The table also sets forth pro forma fees for the surviving combined fund (Diversified Income) reflecting what the fee schedule would have
been on           , 2000, if the Reorganization had been consummated twelve (12)
months prior to that date.

Shareholder Fees
----------------


                                                               WORLD                                PRO FORMA
                                                                WIDE          DIVERSIFIED            COMBINED
                                                               INCOME            INCOME        (DIVERSIFIED INCOME)
                                                          ---------------   ---------------   ---------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)
Class A ...............................................       4.25%(1)          4.25%(1)             4.25%(1)
Class B ...............................................       none              none                 none
Class C ...............................................       none              none                 none
Class D ...............................................       none              none                 none

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
 DIVIDENDS
Class A ...............................................       none              none                 none
Class B ...............................................       none              none                 none
Class C ...............................................       none              none                 none
Class D ...............................................       none              none                 none

MAXIMUM CONTINGENT DEFERRED SALES CHARGE (LOAD) (AS A
 PERCENTAGE OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS)
Class A ...............................................       none (2)          none (2)             none (2)
Class B ...............................................       5.00%(3)          5.00%(3)             5.00%(3)
Class C ...............................................       1.00%(4)          1.00%(4)             1.00%(4)
Class D ...............................................       none              none                 none

REDEMPTION FEES
Class A ...............................................       none              none                 none
Class B ...............................................       none              none                 none
Class C ...............................................       none              none                 none
Class D ...............................................       none              none                 none

EXCHANGE FEE
Class A ...............................................       none              none                 none
Class B ...............................................       none              none                 none
Class C ...............................................       none              none                 none
Class D ...............................................       none              none                 none


Annual Fund Operating Expenses (expenses that are deducted from fund assets)
----------------------------------------------------------------------------


                                           WORLD                            PRO FORMA
                                            WIDE       DIVERSIFIED           COMBINED
                                           INCOME         INCOME       (DIVERSIFIED INCOME)
                                        -----------   -------------   ---------------------
MANAGEMENT FEES(5)
Class A .............................     0.75 %        0.40 %                    %
Class B .............................     0.75 %        0.40 %                    %
Class C .............................     0.75 %        0.40 %                    %
Class D .............................     0.75 %        0.40 %                    %

DISTRIBUTION AND SERVICE (12B-1) FEES
Class A .............................     0.   %        0.24 %               0.   %
Class B .............................    [0.85]%       [0.85]%              [0.85]%
Class C .............................    [0.85]%       [0.85]%              [0.85]%
Class D .............................      none          none                 none


                                         WORLD                          PRO FORMA
                                         WIDE      DIVERSIFIED           COMBINED
                                        INCOME        INCOME       (DIVERSIFIED INCOME)
                                       --------   -------------   ---------------------
OTHER EXPENSES (6)
Class A ............................        %              %                   %
Class B ............................        %              %                   %
Class C ............................        %              %                   %
Class D ............................        %              %                   %
TOTAL ANNUAL FUND OPERATING EXPENSES

Class A ............................        %              %                   %
Class B ............................        %              %                   %
Class C ............................        %              %                   %
Class D ............................        %              %                   %

----------

(1) Reduced for purchases of $25,000 and over (see "Share Class Arrangements -- Class A Shares" in each fund's Prospectus).

(2) Investments that are not subject to any sales charge at the time of purchase are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed on redemptions made within one year after purchase, except for certain specific circumstances (see "Purchases, Exchanges and Redemptions" below and "Share Class Arrangements -- Class A Shares" in each fund's Prospectus).

(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter.

(4) Only applicable to redemptions made within one year after purchase (see "Purchases, Exchanges and Redemptions" below and "Share Class Arrangements -- Class C Shares" in each fund's Prospectus).

(5) The combined pro forma rate reflects the current aggregate fee payable by Diversified Income for management and advisory services, effective as of October 31, 2000.

(6) The Investment Manager has agreed to reimburse or waive $90,000 in expenses of the Combined Fund for the first year of combined operations.

EXAMPLE

     To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either World Wide Income or Diversified Income or the new combined fund (Diversified Income), that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the tables below show a shareholder's costs at the end of each period based on these assumptions depending upon whether or not a shareholder sold his shares at the end of each period.

     If a Shareholder SOLD His Shares:


                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                     --------   ---------   ---------   ---------

World Wide Income
 Class A .........
 Class B .........
 Class C .........
 Class D .........

Diversified Income
 Class A .........
 Class B .........
 Class C .........
 Class D .........

Pro Forma Combined
 Class A .........
 Class B .........
 Class C .........
 Class D .........


     A Shareholder HELD His Shares:


                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                     --------   ---------   ---------   ---------

World Wide Income
 Class A .........
 Class B .........
 Class C .........
 Class D .........

Diversified Income
 Class A .........
 Class B .........
 Class C .........
 Class D .........

Pro Forma Combined
 Class A .........
 Class B .........
 Class C .........
 Class D .........


     LONG-TERM SHAREHOLDERS OF CLASS B AND CLASS C SHARES OF WORLD WIDE INCOME AND DIVERSIFIED INCOME MAY PAY MORE IN SALES CHARGES INCLUDING DISTRIBUTION FEES THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED BY THE NASD.

     The purpose of the foregoing fee table is to assist the investor or shareholder in understanding the various costs and expenses that an investor or shareholder in the fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of World Wide Income and Diversified Income -- Investment Management and Distribution Plan Fees, Other Significant Fees, and Purchases, Exchanges and Redemptions" below.

TAX CONSEQUENCES OF THE REORGANIZATION

     As a condition to the Reorganization, World Wide Income will receive an opinion of Mayer, Brown & Platt to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by World Wide Income or the shareholders of World Wide Income for federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization -- Tax Aspects of the Reorganization" below.

COMPARISON OF WORLD WIDE INCOME AND DIVERSIFIED INCOME

     INVESTMENT OBJECTIVES AND POLICIES. The primary investment objective of World Wide Income is to provide a high level of current income. As a secondary objective, the fund seeks appreciation in the value of its assets. The primary investment objective of Diversified Income is to seek a high level of current income. As a secondary objective, the fund seeks to maximize total return but only to the extent consistent with its primary objective.

     World Wide Income seeks to achieve its investment objective by normally investing at least 65% of its total assets in a portfolio of global fixed-income securities. The securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or investment grade securities issued by U.S. corporations, foreign governments or foreign corporations, or by organizations designated or supported by a government or government entity, such as the European Economic Community and the World Bank. Diversified Income seeks to achieve its investment objective by normally investing at least 65% of its total assets in a diversified portfolio of fixed income securities. Morgan Stanley Dean Witter Advisors Inc., Diversified Income's "Investment Manager," attempts to equally allocate approximately one-third of the of the fund's assets among three separate groups or market segments of fixed income securities: global securities, mortgage-backed and U.S. Government securities, and high yield securities. Morgan Stanley Dean Witter Advisors Inc., World Wide Income's "Investment Manager," actively allocates assets of the fund among various geographical regions, nations, currencies, corporations, and governmental entities in an attempt to optimize income and, if possible, capital appreciation. World Wide Income may also invest in zero coupon securities, forward currency contracts, options and futures, mortgaged-backed securities, convertible securities and warrants. Diversified Income's global securities group of investments include fixed-income securities issued by the U.S. Government, its agencies or instrumentalities, or fixed-income securities issued by or guaranteed by a foreign government or supranational organization or any of their instrumentalities or fixed-income securities issued by a corporation, all of which are rated BBB or above by Standard & Poor's ("S&P") or Baa or above by Moody's Investors Service ("Moody's") or if unrated, are determined by the Investment Manager to be of equivalent quality. The global group of investments also includes certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at banks and rated within the two highest rating categories by S&P, Moody's or Duff & Phelps or if unrated, are determined by the Investment Manager to be of equivalent quality and commercial paper rated within the two highest rating categories by S&P, Moody's or Duff & Phelps or, if unrated, issued by U.S. or foreign companies having outstanding debt securities rated A or higher by S&P or Moody's. Diversified Income's mortgage-backed securities and U.S. Government securities group will invest in fixed-rate and adjustable rate mortgaged-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers that are rated in the highest bond rating category by S&P or Moody's, or if not rated, are determined to be of comparable quality by the Investment Manager. The mortgage-backed and U.S. Government securities group may also invest in U.S. Treasury securities and U.S. Government agency securities. Diversified Income's high yield securities group of investments may include high yield, high risk fixed- income securities rated Baa or lower by Moody's or BBB or lower by S&P or if not rated, are determined to be of comparable quality by the Investment Manager.

Fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P are considered speculative investments, commonly known as "junk bonds." The securities in the high yield group may include convertible and non-convertible debt and Rule 144A securities. The processes by which each fund selects common stocks and other investments may differ and are more fully described under "Comparison of Investment Objectives, Policies and Restrictions" below.

     The principal differences between the funds' investment policies, as well as certain similarities, are more fully described under "Comparison of Investment Objectives, Policies and Restrictions" below.

     The investment policies of both World Wide Income and Diversified Income are not fundamental and may be changed by their respective Boards of Trustees.

     INVESTMENT MANAGEMENT AND DISTRIBUTION PLAN FEES. World Wide Income and Diversified Income obtain management services from MSDW Advisors. World Wide Income pays MSDW Advisors monthly compensation calculated daily at an annual rate of 0.75% of the fund's average daily net assets. With respect to Diversified Income, the fund pays MSDW Advisors monthly compensation calculated daily by applying the annual rate of 0.40% to the portion of the fund's average daily net assets. Each class of both funds' shares is subject to the same management fee rates applicable to the respective fund.

     Both World Wide Income and Diversified Income have adopted similar distribution plans ("Plans") pursuant to Rule 12b-1 under the 1940 Act. In the case of Class A and Class C shares, each fund's Plan provides that the fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them in connection with the distribution of the Class A and Class C Shares of the fund. Reimbursement for these expenses is made in monthly payments by each fund to the Distributor which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 0.85% of the average daily net assets of Class A and Class C shares, respectively. In the case of Class B shares, each fund's Plan provides that the fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.85% of the lesser of (a) the average daily aggregate gross sales of the fund's Class B shares since the inception of the fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the fund's Class B shares redeemed since the fund's inception upon which a contingent deferred sales charge ("CDSC") has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B shares. The 12b-1 fee is paid for the services provided and the expenses borne by the Distributor and others in connection with the distribution of each fund's Class B shares. There are no 12b-1 fees applicable to each fund's Class D shares. For further information relating to the 12b-1 fees applicable to each class of Diversified Income's shares, see the section entitled "Share Class Arrangements" in Diversified Income's Prospectus, attached hereto. The Distributor also receives the proceeds of any contingent deferred sales charge ("CDSC") paid by the funds' shareholders at the time of redemption. The CDSC schedules applicable to each of World Wide Income and Diversified Income are set forth below under "Purchases, Exchanges and Redemptions."

     OTHER SIGNIFICANT FEES. Both World Wide Income and Diversified Income pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis -- Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

     PURCHASES, EXCHANGES AND REDEMPTIONS. Class A shares of each fund are sold at net asset value plus an initial sales charge of up to 4.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investment by certain other limited categories of investors) are not subject to any sales charges at the time of purchase, but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (except for certain specific circumstances fully described in each fund's Prospectus).

     Class B shares of each fund are offered at net asset value with no initial sales charge, but are subject to the same CDSC schedule set forth below:


                                         CLASS B SHARES OF WORLD WIDE INCOME AND
   YEAR SINCE PURCHASE PAYMENT MADE                DIVERSIFIED INCOME
-------------------------------------   ----------------------------------------
     First ..........................                 5.0%
     Second .........................                 4.0%
     Third ..........................                 3.0%
     Fourth .........................                 2.0%
     Fifth ..........................                 2.0%
     Sixth ..........................                 1.0%
     Seventh and thereafter .........                 none

     Class C shares of each fund are sold at net asset value with no initial sales charge, but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. The CDSC may be waived for certain redemptions (which are fully described under the section "Share Class Arrangements" in each fund's Prospectus).

     Class D shares of each fund are available only to limited categories of investors and are sold at net asset value with no initial sales charge or CDSC.

     The CDSC charge is paid to the Distributor. Shares of Diversified Income and World Wide Income are distributed by the Distributor and offered by Dean Witter Reynolds Inc. and other dealers who have entered into selected dealer agreements with the Distributor. For further information relating to the CDSC schedules applicable to each of the classes of shares of World Wide Income and Diversified Income, see the section entitled "Share Class Arrangements" in each fund's Prospectus.

     Shares of each class of World Wide Income and Diversified Income may be exchanged for shares of the same class of any other Morgan Stanley Dean Witter Fund that offers its shares in more than one class, without the imposition of an exchange fee. Additionally, shares of each class of World Wide Income and Diversified Income may be exchanged for shares of Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter North American Government Income Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and the five Morgan Stanley Dean Witter Funds that are money market funds (the foregoing nine funds are collectively referred to as the "Exchange Funds"), without the imposition of an exchange fee. Class A shares of World Wide Income and Diversified Income may also be exchanged for shares of Morgan Stanley Dean Witter Hawaii Municipal Trust. Upon consummation of the Reorganization, the foregoing exchange privileges will still be applicable to shareholders of the combined fund (Diversified Income).

     Diversified Income shares distributed to shareholders as a result of the merger will not be subject to an initial sales charge.

     With respect to both funds, no CDSC is imposed at the time of any exchange, although any applicable CDSC will be imposed upon ultimate redemption. For purposes of calculating the holding period in determining any applicable CDSC upon redemption of shares received as a result of the Reorganization, any period during which the shareholder held shares of a fund that charged a CDSC (e.g., World Wide Income) will be counted. During the period of time a Diversified Income or World Wide Income shareholder remains in an Exchange Fund, the holding period (for purposes of determining the CDSC rate) is frozen. Both World Wide Income and Diversified Income provide telephone exchange privileges to their shareholders. For greater details relating to exchange privileges applicable to Diversified Income, see the section entitled "How to Exchange Shares" in Diversified Income's Prospectus.

     Shareholders of World Wide Income and Diversified Income may redeem their shares for cash at any time at the net asset value per share next determined; however, such redemption proceeds may be reduced by the amount of any applicable CDSC. Both World Wide Income and Diversified Income offer a reinstatement privilege whereby a shareholder who has not previously exercised such privilege whose shares have been redeemed or repurchased may, within thirty-five days after the date of redemption or repurchase, reinstate any portion or all of the proceeds thereof in shares of the same class from which such shares were redeemed or repurchased and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase. World Wide Income and Diversified Income may redeem involuntarily, at net asset value, most accounts valued at less than $100.

     DIVIDENDS. Each fund declares dividends separately for each of its classes. World Wide Income and Diversified Income each pay dividends from net investment income monthly. Both funds distribute net capital gains, if any, at least annually. Each fund, however, may determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. With respect to each fund, dividends and capital gains distributions are automatically reinvested in additional shares of the same class of shares of the fund at net asset value unless the shareholder elects to receive cash.

                            PRINCIPAL RISK FACTORS

     The share price or net asset value of Diversified Income and World Wide Income will fluctuate with changes in the market value of their respective portfolio securities. The market value of the funds' portfolio securities will increase or decrease due to a variety of economic, market and political factors, including movements in interest rates, which cannot be predicted.

     Both funds invest in fixed-income securities. Fixed-income securities are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that an issuer of a security will be unable to make payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the price of most fixed-income securities goes down. When the general level of interest rates goes down, the price of most fixed-income securities goes up.

     Both funds may invest in foreign securities. With respect to World Wide Income, the fund normally invests at least 65% of its total assets in a portfolio of global fixed-income securities. With respect to Diversified Income, the fund's global securities group, which constitutes approximately one-third of the fund's assets, will invest in global fixed-income securities. Investments in foreign securities (including depository receipts) may involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of fund shares is quoted in U.S. dollars, the fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the fund to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

     Each fund may also invest in mortgage-backed securities. With respect to Diversified Income, the fund's mortgage-backed securities and U.S. Government securities group, which constitutes approximately one-third of the fund's portfolio, may include fixed-rate or adjustable-rate mortgaged-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers that are rated in the highest bond rating category by Moody's or S&P, or if not rated, are determined to be of comparable quality by the Investment Manager. World Wide Income may invest up to 35% of its assets, without any credit quality limitations, in U.S. and foreign mortgage-backed securities, including mortgage pass-through securities. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce the fund's yield, increase the volatility of the fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. The markets for foreign mortgage-backed securities may not be as well developed as U.S. markets. Those markets may be less liquid than the U.S. market and the prices for foreign mortgage-backed securities may be more volatile than U.S. mortgage-backed securities.

     Each fund may participate in forward currency contracts, which involves risks. If the Investment Manager of a fund employs a strategy that does not correlate well with the fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts may also increase the fund's volatility and may involve a significant risk.

     Each fund may invest in options and futures, which involves additional risks. With respect to each fund, the Investment Manager's predictions of movements in the direction of the bond, currency or interest rates markets may be inaccurate, and have adverse consequences to the fund (e.g. a reduction in the fund's net asset value or a reduction in the amount of income available for distribution) may leave the fund in worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are negotiated with dealers: there is no secondary market for these instruments.

     Each fund may invest in convertible stocks and warrants, which may carry risks associated with both common stock and fixed-income securities. Diversified Income may also invest in common stock, the value of which generally fluctuates in response to activities specific to the company as well as to general market, economic and political conditions.

     Diversified Income will invest approximately one-third of its assets in high yield securities, and World Wide Income may not invest in high yield securities. High yield securities are commonly known as "junk bonds" and pose significant risks. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.

     Diversified Income is classified as a diversified mutual fund, whereas World Wide Income is classified as a non-diversified mutual fund. As a non-diversified mutual fund, World Wide Income's investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

     The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each fund, see "Principal Risks" and "Additional Risk Information" in the Prospectus of World Wide Income and in Diversified Income's Prospectus attached hereto and incorporated herein by reference.

                              THE REORGANIZATION

THE PROPOSAL

     The Board of Trustees of World Wide Income, including the Independent Trustees, having reviewed the financial position of World Wide Income and the prospects for achieving economies of scale through the Reorganization and having determined that the Reorganization is in the best interests of World Wide Income and its Shareholders and that the interests of Shareholders will not be diluted as a result thereof, recommends approval of the Reorganization by Shareholders of World Wide Income.

THE BOARD'S CONSIDERATION

     At a meeting held on October 26, 2000, the Board, including the Independent Trustees, unanimously approved the Reorganization Agreement and determined to recommend that Shareholders approve the Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the comparative expenses currently incurred in the operations of World Wide Income and Diversified Income. The Board also considered other factors, including, but not limited to: the general compatibility of the investment objectives, policies and restrictions of World Wide Income and Diversified Income; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by World Wide Income and Diversified Income in connection with the Reorganization.

     In recommending the Reorganization to Shareholders, the Board of World Wide Income considered that the Reorganization would have the following benefits to
Shareholders:

     1. Once the Reorganization is consummated, the expenses which would be borne by shareholders of each class of the "combined fund" (Diversified Income) will be appreciably lower on a percentage basis than the expenses per share of each corresponding class of World Wide Income. This is primarily attributable to the fact that the investment management fee rate paid by Diversified Income for its last fiscal year ( %) is substantially lower than the investment management fee rate paid by World Wide Income for its last fiscal year ( %). The Board also noted that Diversified Income's "Other Expenses" for its last fiscal year ( %) were significantly lower than World Wide Income's "Other Expenses" for its last fiscal year ( %). Furthermore, to the extent that the Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares. The Board noted that the expense ratio for each class of World Wide Income was significantly higher (for its fiscal year ended October 31, 2000) than the expense ratio for each corresponding class of Diversified Income (for its fiscal year ended October 31, 2000).

     2. Shareholders would have continued participation in a fund whose primary objective is to provide a high level of income. The Board recognized, however, that Diversified Income has a smaller portion of its assets invested in global fixed-income securities than World Wide Income. [Nevertheless, the Board also noted that the portfolios are sufficiently compatible that World Wide Income would not need to sell a material amount of its holdings to accommodate the Reorganization.

     3. The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes, pursuant to which no gain or loss will be recognized by World Wide Income or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

     The Board of Trustees of Diversified Income, including a majority of the Independent Trustees of Diversified Income, also have determined that the Reorganization is in the best interests of Diversified Income and its shareholders and that the interests of existing shareholders of Diversified Income will not be diluted as a result thereof. The transaction will enable Diversified Income to acquire investment securities which are consistent with Diversified Income's investment objective, without the brokerage costs attendant to the purchase of such securities in the market. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the Fund are sufficiently minor to warrant taking the opportunity to realize those benefits.

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

     The Reorganization Agreement provides that (i) World Wide Income will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by World Wide Income as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to Diversified Income on the Closing Date in exchange for the assumption by Diversified Income of stated liabilities of World Wide Income, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of World Wide Income prepared by the Treasurer of World Wide Income as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Diversified Income Shares; (ii) such Diversified Income Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) World Wide Income would be dissolved; and (iv) the outstanding shares of World Wide Income would be canceled.

     The number of Diversified Income Shares to be delivered to World Wide Income will be determined by dividing the aggregate net asset value of each class of shares of World Wide Income acquired by Diversified Income by the net asset value per share of the corresponding class of shares of Diversified Income; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as World Wide Income and Diversified Income may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, Class B shares of World Wide Income had an aggregate net asset value (not including any Cash Reserve of World Wide Income) of $100,000. If the net asset value per Class B share of Diversified Income were $10 per share at the close of business on the Valuation Date, the number of Class B shares of Diversified Income to be issued would be 10,000 ($100,000 (divided by) $10). These 10,000 Class B shares of Diversified Income would be distributed to the former Class B shareholders of World Wide Income. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

     On the Closing Date or as soon as practicable thereafter, World Wide Income will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the Diversified Income Shares it receives. Each Shareholder will receive the class of shares of Diversified Income that corresponds to the class of shares of World Wide Income currently held by that Shareholder. Accordingly, the Diversified Income Shares will be distributed as follows: each of the Class A, Class B, Class C and Class D shares of Diversified Income will be distributed to holders of Class A, Class B, Class C and Class D shares of World Wide Income, respectively. Diversified Income will cause its transfer agent to credit and confirm an appropriate number of Diversified Income Shares to each Shareholder. Certificates for Diversified Income Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of Diversified Income. Shareholders who wish to receive certificates representing their Diversified Income Shares must, after receipt of their confirmations, make a written request to Diversified Income's transfer agent Morgan Stanley Dean Witter Trust FSB, Harborside Financial Center, Jersey City, New Jersey 07311. Shareholders of World Wide Income holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of Diversified Income; however, such Shareholders will not be able to redeem, transfer or exchange the Diversified Income Shares received until the old certificates have been surrendered.

     The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by World Wide Income or Diversified Income. The Reorganization Agreement may be amended in any mutually agreeable manner. All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne by World Wide Income, which expenses are expected
to approximate $              . World Wide Income and Diversified Income will
bear all of their respective other expenses associated with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by mutual consent of World Wide Income and Diversified Income. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by September 30, 2001, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

     Under the Reorganization Agreement, within one year after the Closing Date, World Wide Income shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of World Wide Income that received Diversified Income Shares. World Wide Income shall be dissolved and deregistered as an investment company promptly following the distributions of shares of Diversified Income to Shareholders of record of World Wide Income.

     The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of World Wide Income (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in Diversified Income Shares at net asset value and without recognition of taxable gain or loss for Federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if World Wide Income recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

     Shareholders will continue to be able to redeem their shares of World Wide Income at net asset value next determined after receipt of the redemption request (subject to any applicable CDSC) until the close of business on the business day next preceding the Closing Date. Redemption requests received by World Wide Income thereafter will be treated as requests for redemption of shares of Diversified Income.

TAX ASPECTS OF THE REORGANIZATION

     At least one but not more than 20 business days prior to the Valuation Date, World Wide Income will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of World Wide Income's investment company taxable income for all periods since the inception of World Wide Income through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of World Wide Income's net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

     As a condition to the Reorganization, World Wide Income and Diversified Income will receive an opinion of Mayer, Brown & Platt to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by World Wide Income and Diversified Income (including a representation to the effect that Diversified Income has no plan or intention to sell or otherwise dispose of more than fifty percent of the assets of World Wide Income acquired in the Reorganization except for dispositions made in the ordinary course of business):

     1. The transfer of World Wide Income's assets in exchange for the Diversified Income Shares and the assumption by Diversified Income of certain stated liabilities of World Wide Income followed by the distribution by World Wide Income of the Diversified Income Shares to Shareholders in exchange for their World Wide Income shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and World Wide Income and Diversified Income will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. No gain or loss will be recognized by Diversified Income upon the receipt of the assets of World Wide Income solely in exchange for the Diversified Income Shares and the assumption by Diversified Income of the stated liabilities of World Wide Income;

     3. No gain or loss will be recognized by World Wide Income upon the transfer of the assets of World Wide Income to Diversified Income in exchange for the Diversified Income Shares and the assumption by Diversified Income of the stated liabilities or upon the distribution of Diversified Income Shares to Shareholders in exchange for their World Wide Income shares;

     4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of World Wide Income for the Diversified Income Shares;

     5. The aggregate tax basis for the Diversified Income Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in World Wide Income held by each such Shareholder immediately prior to the Reorganization;

     6. The holding period of the Diversified Income Shares to be received by each Shareholder will include the period during which the shares in World Wide Income surrendered in exchange therefor were held (provided such shares in World Wide Income were held as capital assets on the date of the Reorganization);

     7. The tax basis of the assets of World Wide Income acquired by Diversified Income will be the same as the tax basis of such assets of World Wide Income immediately prior to the Reorganization; and

     8. The holding period of the assets of World Wide Income in the hands of Diversified Income will include the period during which those assets were held by World Wide Income.

     The advice of Counsel is not binding on the Internal Revenue Service or the courts and neither World Wide Income nor Diversified Income has sought a ruling with respect to the tax treatment of the Reorganization.

     SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED TRANSACTION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. BECAUSE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED TRANSACTION, SHAREHOLDERS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE PROPOSED TRANSACTION.

DESCRIPTION OF SHARES

     Diversified Income shares to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by Diversified Income and transferable without restrictions and will have no preemptive rights. Class B shares of Diversified Income, like Class B shares of World Wide Income, have a conversion feature pursuant to which approximately ten (10) years after the date of the original purchase of such shares, the shares will convert automatically to Class A shares, based on the relative net asset values of the two classes. For greater details regarding the conversion feature, including the method by which the 10 year period is calculated and the treatment of reinvested dividends, see "Purchase of Fund Shares" in each fund's Prospectus.

CAPITALIZATION TABLE (UNAUDITED)

     The following table sets forth the capitalization of Diversified Income and World Wide Income as of October 31, 2000 and on a pro forma combined basis as if the Reorganization had occurred on that date:


                                                                      NET ASSET
                                                         SHARES         VALUE
                                       NET ASSETS     OUTSTANDING     PER SHARE
                                      ------------   -------------   ----------
              CLASS A
-----------------------------------
World Wide Income .................         $
Diversified Income ................         $
Combined Fund (pro forma) .........         $

              CLASS B
------------------------------------
World Wide Income .................         $
Diversified Income ................         $
Combined Fund (pro forma) .........         $

              CLASS C
------------------------------------
World Wide Income .................         $
Diversified Income ................         $
Combined Fund (pro forma) .........         $

              CLASS D
------------------------------------
World Wide Income .................         $
Diversified Income ................         $
Combined Fund (pro forma) .........         $

       TOTAL CLASS A, B, C, D
------------------------------------
World Wide Income .................         $
Diversified Income ................         $
Combined Fund (pro forma) .........         $

APPRAISAL RIGHTS

     Shareholders will have no appraisal rights in connection with the Reorganization.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of Diversified Income is to seek a high level of current income. As a secondary objective, the fund seeks to maximize total return but only to the extent consistent with its primary objective. The primary investment objective of World Wide Income is to provide a high level of current income. As a secondary objective, the fund seeks capital appreciation on its assets. Both funds seek to achieve their objectives by investing principally in fixed-income securities, including global fixed-income securities in accordance with their respective investment strategies set forth below.

     Diversified Income seeks to achieve its investment objective by normally investing at least 65% of its total assets in a diversified portfolio of fixed income securities. Morgan Stanley Dean Witter Advisors Inc., Diversified Income's "Investment Manager," attempts to equally allocate approximately one-third of the Fund's assets among three separate groups or market segments of fixed income securities: global securities, mortgage-backed and U.S. Government securities, and high yield securities. Diversified Income's global securities group of investments include investment grade fixed-income securities issued by the U.S. Government, its agencies or instrumentalities, or investment grade fixed-income securities issued by or guaranteed by a foreign government or supranational organization or any of their instrumentalities or fixed-income securities issued by a corporation, all of which are rated BBB or above by Standard & Poor's ("S&P") or Baa or above Moody's Investors Service ("Moody's") or if unrated, are determined by the Investment Manager to be of equivalent quality. The global group of investments also includes certificates of deposit and banker's acceptances issued or guaranteed by, or time deposits maintained at banks and rated within the two highest rating categories by S&P, Moody's or Duff & Phelps or if unrated, are determined by the Investment Manager to be of equivalent quality and commercial paper rated within the two highest rating categories by S&P, Moody's or Duff & Phelps or if unrated, issued by U.S. or foreign companies having outstanding debt securities rated A or higher by S&P or Moody's. Diversified Income's mortgage-backed securities and U.S. Government securities group will invest in fixed-rate and adjustable rate mortgaged-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers that are rated in the highest bond rating category by S&P or Moody's, or if not rated, are determined to be of comparable quality by the Investment Manager. The mortgage-backed and U.S. Government securities group may also invest in U.S. Treasury securities and U.S. Government agency securities. Diversified Income's high yield securities group of investment may include high yield, high risk fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P or if not rated, are determined to be of comparable quality by the Investment Manager. Fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P are considered speculative investments, commonly known as "junk bonds." The securities in the high yield group may include convertible and non-convertible debt and Rule 144A securities.

     World Wide Income seeks to achieve its investment objective by normally investing at least 65% of its total assets in a portfolio of global fixed-income securities. The securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or investment grade securities issued by U.S. corporations, foreign governments or foreign corporations, or by organizations designated or supported by a government or government entity, such as the European Economic Community and the World Bank. World Wide Income actively allocates assets of the Fund among various geographical regions, nations, currencies, corporations, and governmental entities in an attempt to optimize income and, if possible, capital appreciation. World Wide Income may also invest in zero coupon securities, forward currency contracts, options and futures, mortgage-backed securities, convertible securities and warrants. World Wide Income is classified as a non-diversified mutual fund and therefore is not subject to certain diversification requirements under federal law.

     During periods in which, in the opinion of each fund's Investment Manager, market conditions warrant a reduction of some or all of the respective funds' securities holdings, the funds may take temporary "defensive" positions that are inconsistent with each fund's principal investment strategies in which the funds may invest any amount of their total assets in cash or money market instruments.

     The investment policies of both World Wide Income and Diversified Income are not fundamental and may be changed by their respective Boards. The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the funds. For a more complete discussion of each fund's policies, see "Principal Investment Strategies" and "Additional Investment Strategy Information" in each fund's Prospectus and "Description of the Fund and Its Investments and Risks" in each fund's Statement of Additional Information.

INVESTMENT RESTRICTIONS

     The investment restrictions adopted by World Wide Income and Diversified Income as fundamental policies are substantially similar and are summarized under the caption "Description of the Fund and Its

Investments and Risks -- Fund Policies/Investment Restrictions" in their respective Statements of Additional Information. A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act. The material differences are as follows: (a) Diversified Income may not (i) invest more than 5% of the value of its total assets in securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities) and (ii) purchase more than 10% of all outstanding voting securities or any class of voting securities of any one issuer. World Wide Income does not have these restrictions; (b) both funds may not invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than 3 years of continuous operation. This restriction does not apply to any obligations of the United States Government, its agencies or instrumentalities and, with respect to Diversified Income, mortgage-backed securities; (c) both funds have fundamental restrictions that they may not: (i) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, but World Wide Income may invest up to 10% of the value of its total assets in the securities of foreign investment companies, but only under circumstances where purchase of the securities of foreign investment companies would secure entry to national markets which are otherwise not open to the fund for investment or where the security is issued by a foreign bank which is deemed to be an investment company under U.S. securities laws and/or regulations; (d) both funds are prohibited from purchasing or selling commodities, except that Diversified Income may purchase or sell (write) futures contracts and related options thereon whereas World Wide Income may purchase or sell (write) interest rate, currency and stock and bond index futures contracts and related options thereon; (e) Diversified Income may not purchase warrants if, as a result, the fund would then have either more than 5% of its net assets invested in warrants or more than 2% of its net assets invested in warrants not listed on the New York or American Stock Exchange; World Wide Income has no such restriction; (f) Diversified Income may not borrow money in excess of 331/3% of the fund's total assets (including the proceeds of the borrowing), whereas World Wide Income may not borrow money (except insofar as the fund may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the fund's total assets), except that the fund may borrow from a bank for temporary or emergency purposes, in amounts not exceeding 5% of its total assets (not including the amount borrowed); (g) World Wide Income may not invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have maturities longer than seven days whereas Diversified Income is restricted by the securities laws from investing more than 15% of its net assets in restricted securities.

                 ADDITIONAL INFORMATION ABOUT WORLD WIDE INCOME
                             AND DIVERSIFIED INCOME

GENERAL

     For a discussion of the organization and operation of Diversified Income and World Wide Income, see "The Fund and its Management," "Investment Objective and Policies," "Investment Restrictions" and "Prospectus Summary" in, and the cover page of, their respective Prospectuses.

FINANCIAL INFORMATION

     For certain financial information about Diversified Income and World Wide Income, see "Financial Highlights" and "Past Performance" in their respective Prospectuses.

MANAGEMENT

     For information about the respective Board of Trustees, Investment Manager, and the Distributor of Diversified Income and World Wide Income, see "Fund Management" in their respective Prospectuses.

DESCRIPTION OF SECURITIES AND SHAREHOLDER INQUIRIES

     For a description of the nature and most significant attributes of shares of World Wide Income and Diversified Income, and information regarding shareholder inquiries, see "Capital Stock and Other Securities" in their respective Statements of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     For a discussion of Diversified Income's and World Wide Income's policies with respect to dividends, distributions and taxes, see "Distributions" and "Tax Consequences" in their respective Prospectuses as well as the discussion herein under "Synopsis -- Purchases, Exchanges and Redemptions."

PURCHASES, REPURCHASES AND REDEMPTIONS

     For a discussion of how Diversified Income's and World Wide Income's shares may be purchased, repurchased and redeemed, see "How to Buy Shares," "How to Exchange Shares" and "How to Sell Shares" in their respective Prospectuses.

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     For a discussion of Diversified Income's performance, see management's letter to shareholders in its Annual Report for its fiscal year ended October 31, 2000 accompanying this Proxy Statement and Prospectus. For a discussion of the performance of World Wide Income, see its Annual Report for its fiscal year ended October 31, 2000.

                        FINANCIAL STATEMENTS AND EXPERTS

     The financial statements of Diversified Income, for the fiscal year ended October 31, 2000, and World Wide Income, for the fiscal year ended October 31, 2000 that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this
Proxy Statement and Prospectus forms a part, have been audited by              ,
independent accountants. The financial statements have been incorporated by reference in reliance upon such reports given upon the authority of as experts in accounting and auditing.

                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Diversified Income will be passed upon by Mayer, Brown & Platt, New York, New York. Such firm will rely on Massachusetts counsel as to matters of Massachusetts law.

                              AVAILABLE INFORMATION

     Additional information about World Wide Income and Diversified Income is available, as applicable, in the following documents which are incorporated herein by reference: (i) Diversified Income's Prospectus dated November , 2000 attached to this Proxy Statement and Prospectus, which Prospectus forms a part of Post-Effective Amendment No. 11 to Diversified Income's Registration Statement on Form N-1A (File Nos. 33-44782; 811-6515); (ii) Diversified Income's Annual Report for its fiscal year ended October 31, 2000, accompanying this Proxy Statement and Prospectus; (iii) World Wide Income's Prospectus dated
November     ,

2000 which Prospectus forms a part of Post-Effective Amendment No. to World Wide Income's Registration Statement on Form N-1A (File Nos. 33-26375; 811-5744); and
(iv) World Wide Income's Annual Report for its fiscal year ended October 31, 2000. The foregoing documents may be obtained without charge by calling (800) 869-NEWS (toll-free).

     World Wide Income and Diversified Income are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about World Wide Income and Diversified Income which are of public record can be inspected and copied at public reference facilities maintained by the Commission at Room 1204, Judiciary Plaza, 450 Fifth Street, NW, Washington, D.C. 20549 and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                OTHER BUSINESS

     Management of World Wide Income knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


                                      By Order of the Board of Trustees

                                      Barry Fink,
                                      Secretary

December   , 2000

                                                                      EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 26th day of October, 2000, by and between MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST, a Massachusetts business trust ("Diversified Income") and MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST, a Massachusetts business trust ("World Wide Income").

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Diversified Income of substantially all of the assets of World Wide Income in exchange for the assumption by Diversified Income of all stated liabilities of World Wide Income and the issuance by Diversified Income of shares of common stock, par value $0.01 per share (the "Diversified Income Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of World Wide Income in liquidation of World Wide Income as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. THE REORGANIZATION AND LIQUIDATION OF WORLD WIDE INCOME

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, World Wide Income agrees to assign, deliver and otherwise transfer the World Wide Income Assets (as defined in paragraph 1.2) to Diversified Income and Diversified Income agrees in exchange therefor to assume all of World Wide Income's stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to World Wide Income the number of Diversified Income Shares, including fractional Diversified Income Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 (a) The "World Wide Income Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by World Wide Income, and any deferred or prepaid expenses shown as an asset on World Wide Income's books on the Valuation Date.

     (b) On or prior to the Valuation Date, World Wide Income will provide Diversified Income with a list of all of World Wide Income's assets to be assigned, delivered and otherwise transferred to Diversified Income and of the stated liabilities to be assumed by Diversified Income pursuant to this Agreement. World Wide Income reserves the right to sell any of the securities on such list but will not, without the prior approval of Diversified Income, acquire any additional securities other than securities of the type in which Diversified Income is permitted to invest and in amounts agreed to in writing by Diversified Income. Diversified Income will, within a reasonable time prior to the Valuation Date, furnish World Wide Income with a statement of Diversified Income's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Diversified Income's investment objective, policies and restrictions. In the event that World Wide Income holds any investments that Diversified Income is not permitted to hold, World Wide Income will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of World Wide Income and Diversified Income, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Diversified Income with respect to such investments, World Wide Income if requested by Diversified Income will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

     1.3 (a) World Wide Income will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. Diversified Income will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of World Wide Income prepared by the Treasurer of World Wide Income as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     (b) On the Valuation Date, World Wide Income may establish a cash reserve, which shall not exceed 5% of World Wide Income's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by World Wide Income and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

     1.4 In order for World Wide Income to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, World Wide Income will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

     1.5 On the Closing Date or as soon as practicable thereafter, World Wide Income will distribute Diversified Income Shares received by World Wide Income pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("World Wide Income Shareholders"). Each World Wide Income Shareholder will receive the class of shares of Diversified Income that corresponds to the class of shares of World Wide Income currently held by that World Wide Income Shareholder. Accordingly, the Diversified Income Shares will be distributed as follows: each of the Class A, Class B, Class C and Class D shares of Diversified Income will be distributed to holders of Class A, Class B, Class C and Class D shares of World Wide Income, respectively. Such distribution will be accomplished by an instruction, signed by World Wide Income's Secretary, to transfer Diversified Income Shares then credited to World Wide Income's account on the books of Diversified Income to open accounts on the books of Diversified Income in the names of the World Wide Income Shareholders and representing the respective pro rata number of Diversified Income Shares due such World Wide Income Shareholders. All issued and outstanding shares of World Wide Income simultaneously will be canceled on World Wide Income's books; however, share certificates representing interests in World Wide Income will represent a number of Diversified Income Shares after the Closing Date as determined in accordance with paragraph 2.3. Diversified Income will issue certificates representing Diversified Income Shares in connection with such exchange only upon the written request of a World Wide Income Shareholder.

     1.6 Ownership of Diversified Income Shares will be shown on the books of Diversified Income's transfer agent. Diversified Income Shares will be issued in the manner described in Diversified Income's current Prospectus and Statement of Additional Information.

     1.7 Any transfer taxes payable upon issuance of Diversified Income Shares in a name other than the registered holder of Diversified Income Shares on World Wide Income's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Diversified Income Shares are to be issued and transferred.

     1.8 Any reporting responsibility of World Wide Income is and shall remain the responsibility of World Wide Income up to and including the date on which World Wide Income is dissolved and deregistered pursuant to paragraph 1.9.

     1.9 Within one year after the Closing Date, World Wide Income shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of World Wide Income as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of World Wide Income, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of World Wide Income for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. World Wide Income shall be dissolved as a Massachusetts business trust and deregistered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"), promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing
Date).

     1.10 Copies of all books and records maintained on behalf of World Wide Income in connection with its obligations under the 1940 Act, the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of Diversified Income or their designee and Diversified Income or its designee shall comply with applicable record retention requirements to which World Wide Income is subject under the 1940 Act.

2. VALUATION

     2.1 The value of the World Wide Income Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of World Wide Income of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in Diversified Income's then current Prospectus and Statement of Additional Information.

     2.2 The net asset value of a Diversified Income Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Diversified Income's then current Prospectus and Statement of Additional Information.

     2.3 The number of Diversified Income Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of World Wide Income shares (determined in accordance with paragraph 2.1) by the net asset value per share of the corresponding class of shares of Diversified Income (determined in accordance with paragraph 2.2). For purposes of this paragraph, the aggregate net asset value of each class of shares of World Wide Income shall not include the amount of the Cash Reserve.

     2.4 All computations of value shall be made by Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services") in accordance with its regular practice in pricing Diversified Income. Diversified Income shall cause MSDW Services to deliver a copy of its valuation report at the Closing.

3. CLOSING AND CLOSING DATE

     3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

     3.2 Portfolio securities held by World Wide Income and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the "Custodian"), as custodian for Diversified Income, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by World Wide Income to the Custodian for the account of Diversified Income on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "The Bank of New York, Custodian for Morgan Stanley Dean Witter Diversified Income Trust."

     3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both Diversified Income and World Wide Income, accurate appraisal of the value of the net assets of Diversified Income or the World Wide Income Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4 If requested, World Wide Income shall deliver to Diversified Income or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the World Wide Income Shareholders and the number and percentage ownership of outstanding World Wide Income shares owned by each such World Wide Income Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the World Wide Income Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Diversified Income shall issue and deliver to such Secretary a confirmation evidencing delivery of Diversified Income Shares to be credited on the Closing Date to World Wide Income or provide evidence satisfactory to World Wide Income that such Diversified Income Shares have been credited to World Wide Income's account on the books of Diversified Income. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. COVENANTS OF DIVERSIFIED INCOME AND WORLD WIDE INCOME

     4.1 Except as otherwise expressly provided herein with respect to World Wide Income, Diversified Income and World Wide Income each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

     4.2 Diversified Income will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to Diversified Income Shares ("Registration Statement"). World Wide Income will provide Diversified Income with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. World Wide Income will further provide Diversified Income with such other information and documents relating to World Wide Income as are reasonably necessary for the preparation of the Registration Statement.

     4.3 World Wide Income will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. World Wide Income will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Diversified Income will furnish World Wide Income with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Diversified Income as is reasonably necessary for the preparation of the Proxy Materials.

     4.4 World Wide Income will assist Diversified Income in obtaining such information as Diversified Income reasonably requests concerning the beneficial ownership of World Wide Income shares.

     4.5 Subject to the provisions of this Agreement, Diversified Income and World Wide Income will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     4.6 World Wide Income shall furnish or cause to be furnished to Diversified Income within 30 days after the Closing Date a statement of World Wide Income's assets and liabilities as of the Closing Date, which statement shall be certified by World Wide Income's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, World Wide Income shall furnish Diversified Income, in such form as is reasonably satisfactory to Diversified Income, a statement certified by World Wide Income's Treasurer of World Wide Income's earnings and profits for Federal income tax purposes that will be carried over to Diversified Income pursuant to Section 381 of the Code.

     4.7 As soon after the Closing Date as is reasonably practicable, World Wide Income (a) shall prepare and file all Federal and other tax returns and reports of World Wide Income required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

     4.8 Diversified Income agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5. REPRESENTATIONS AND WARRANTIES

     5.1 Diversified Income represents and warrants to World Wide Income as follows:

         (a) Diversified Income is a validly existing Massachusetts Business Trust with full power to carry on its business as presently conducted;

         (b) Diversified Income is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

         (c) All of the issued and outstanding shares of Diversified Income have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Diversified Income are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Diversified Income is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

         (d) The current Prospectus and Statement of Additional Information of Diversified Income conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         (e) Diversified Income is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of Diversified Income's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Diversified Income is a party or by which it is bound;

         (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Diversified Income or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Diversified Income knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

         (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended October 31, 2000, of Diversified Income certified by Deloitte & Touche LLP (copies of which have been furnished to World Wide Income), fairly present, in all material respects, Diversified Income's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of Diversified Income (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

         (h) All issued and outstanding Diversified Income Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Additional Information" in Diversified Income's current Prospectus incorporated by reference in the Registration Statement. Diversified Income does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

         (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Diversified Income, and this Agreement constitutes a valid and binding obligation of Diversified Income enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Diversified Income's performance of this Agreement;

         (j) Diversified Income Shares to be issued and delivered to World Wide Income, for the account of the World Wide Income Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Diversified Income Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in Diversified Income's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement;

         (k) All material Federal and other tax returns and reports of Diversified Income required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Diversified Income's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         (l) For each taxable year since its inception, Diversified Income has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Diversified Income to continue to meet the requirements of Subchapter M of the Code;

         (m) Since October 31, 2000 there has been no change by Diversified Income in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

         (n) The information furnished or to be furnished by Diversified Income for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Diversified Income) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     5.2 World Wide Income represents and warrants to Diversified Income as follows:

         (a) World Wide Income is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

         (b) World Wide Income is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

         (c) All of the issued and outstanding shares of beneficial interest of World Wide Income have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of World Wide Income are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and World Wide Income is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

         (d) The current Prospectus and Statement of Additional Information of World Wide Income conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         (e) World Wide Income is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of World Wide Income's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which World Wide Income is a party or by which it is bound;

         (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against World Wide Income or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and World Wide Income knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

         (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of World Wide Income for the year ended October 31, 2000, certified by Deloitte & Touche LLP (copies of which have been or will be furnished to Diversified Income) fairly present, in all material respects, World Wide Income's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of World Wide Income (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

         (h) World Wide Income has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

         (i) All issued and outstanding shares of World Wide Income are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in World Wide Income's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement. World Wide Income does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to Diversified Income pursuant to paragraph 3.4;

         (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of World Wide Income, and subject to the approval of World Wide Income's shareholders, this Agreement constitutes a valid and binding obligation of World Wide Income, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with World Wide Income's performance of this Agreement;

         (k) All material Federal and other tax returns and reports of World Wide Income required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of World Wide Income's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         (l) For each taxable year since its inception, World Wide Income has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of World Wide Income to continue to meet the requirements of Subchapter M of the Code;

         (m) At the Closing Date, World Wide Income will have good and valid title to the World Wide Income Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by World Wide Income which have not settled prior to the Closing
     Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, Diversified Income will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

         (n) On the effective date of the Registration Statement, at the time of the meeting of World Wide Income's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Diversified Income Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by World Wide Income for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

         (o) World Wide Income will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

         (p) World Wide Income has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

         (q) World Wide Income is not acquiring Diversified Income Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF WORLD WIDE INCOME

     The obligations of World Wide Income to consummate the transactions provided for herein shall be subject, at its election, to the performance by Diversified Income of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of Diversified Income contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 Diversified Income shall have delivered to World Wide Income a certificate of its President and Treasurer, in a form reasonably satisfactory to World Wide Income and dated as of the Closing Date, to the effect that the representations and warranties of Diversified Income made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as World Wide Income shall reasonably request;

     6.3 World Wide Income shall have received a favorable opinion from Mayer, Brown & Platt, counsel to Diversified Income, dated as of the Closing Date, to the effect that:

         (a) Diversified Income is a validly existing Massachusetts Business Trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Diversified Income is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Diversified Income and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by World Wide Income, is a valid and binding obligation of Diversified Income enforceable against Diversified Income in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) Diversified Income Shares to be issued to World Wide Income Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption "Capital Stock and Other Securities" in Diversified Income's Statement of Additional Information), and no shareholder of Diversified Income has any preemptive rights to subscription or purchase in respect thereof (Massachusetts counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Diversified Income's Declaration of Trust or By-Laws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Diversified Income of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment management fees or annual fees pursuant to Diversified Income's 12b-1 plan of distribution from those described in Diversified Income's Prospectus
dated December   , 2000 and Statement of Additional Information dated December
, 2000.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF DIVERSIFIED INCOME

     The obligations of Diversified Income to complete the transactions provided for herein shall be subject, at its election, to the performance by World Wide Income of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of World Wide Income contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 World Wide Income shall have delivered to Diversified Income at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to Diversified Income and dated as of the Closing Date, to the effect that the representations and warranties of World Wide Income made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Diversified Income shall reasonably request;

     7.3 World Wide Income shall have delivered to Diversified Income a statement of the World Wide Income Assets and its liabilities, together with a list of World Wide Income's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of World Wide Income;

     7.4 World Wide Income shall have delivered to Diversified Income within three business days after the Closing a letter from Deloitte & Touche LLP dated as of the Closing Date stating that (a) such firm has performed a limited review of the Federal and state income tax returns of World Wide Income for each of the last three taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of World Wide Income for the periods covered thereby, (b) for the period from to and including the Closing Date, such firm has
performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from to and including the Closing Date and (c) based on such limited reviews, nothing came to their attention that caused them to believe that World Wide Income would not qualify as a regulated investment company for Federal income tax purposes for any such year or period;

     7.5 Diversified Income shall have received at the Closing a favorable opinion from Mayer, Brown & Platt, counsel to World Wide Income, dated as of the Closing Date to the effect that:

         (a) World Wide Income is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) World Wide Income is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by World Wide Income and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Diversified Income, is a valid and binding obligation of World Wide Income enforceable against World Wide Income in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate World Wide Income's Declaration of Trust or By-Laws; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by World Wide Income of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     7.6 On the Closing Date, the World Wide Income Assets shall include no assets that Diversified Income, by reason of limitations of the fund's Declaration of Trust or otherwise, may not properly acquire.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF DIVERSIFIED INCOME AND WORLD WIDE INCOME

     The obligations of World Wide Income and Diversified Income hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of World Wide Income in accordance with the provisions of World Wide Income's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to Diversified Income;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by Diversified Income or World Wide Income to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Diversified Income or World Wide Income;

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 World Wide Income shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the World Wide Income Shareholders all of World Wide Income's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

     8.6 The parties shall have received the opinion of the law firm of Mayer, Brown & Platt (based on such representations as such law firm shall reasonably request), addressed to Diversified Income and World Wide Income, which opinion may be relied upon by the shareholders of World Wide Income, substantially to the effect that, for Federal income tax purposes:

         (a) The transfer of World Wide Income's assets in exchange for Diversified Income Shares and the assumption by Diversified Income of certain stated liabilities of World Wide Income followed by the distribution by World Wide Income of Diversified Income Shares to the World Wide Income Shareholders in exchange for their World Wide Income shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and World Wide Income and Diversified Income will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by Diversified Income upon the receipt of the assets of World Wide Income solely in exchange for Diversified Income Shares and the assumption by Diversified Income of the stated liabilities of World Wide Income;

         (c) No gain or loss will be recognized by World Wide Income upon the transfer of the assets of World Wide Income to Diversified Income in exchange for Diversified Income Shares and the assumption by Diversified Income of the stated liabilities or upon the distribution of Diversified Income Shares to the World Wide Income Shareholders in exchange for their World Wide Income shares;

         (d) No gain or loss will be recognized by the World Wide Income Shareholders upon the exchange of the World Wide Income shares for Diversified Income Shares;

         (e) The aggregate tax basis for Diversified Income Shares received by each World Wide Income Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the World Wide Income Shares held by each such World Wide Income Shareholder immediately prior to the Reorganization;

         (f) The holding period of Diversified Income Shares to be received by each World Wide Income Shareholder will include the period during which the World Wide Income Shares surrendered in exchange therefor were held (provided such World Wide Income Shares were held as capital assets on the date of the Reorganization);

         (g) The tax basis of the assets of World Wide Income acquired by Diversified Income will be the same as the tax basis of such assets to World Wide Income immediately prior to the Reorganization; and

         (h) The holding period of the assets of World Wide Income in the hands of Diversified Income will include the period during which those assets were held by World Wide Income.

     Notwithstanding anything herein to the contrary, neither Diversified Income nor World Wide Income may waive the conditions set forth in this paragraph 8.6.

9. FEES AND EXPENSES

     9.1 (a) Diversified Income shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. World Wide Income shall bear its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

     (b) In the event the transactions contemplated herein are not consummated by reason of World Wide Income being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to World Wide Income's obligations specified in this Agreement), World Wide Income's only obligation hereunder shall be to reimburse Diversified Income for all reasonable out-of-pocket fees and expenses incurred by Diversified Income in connection with those transactions.

     (c) In the event the transactions contemplated herein are not consummated by reason of Diversified Income being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Diversified Income's obligations specified in this Agreement), Diversified Income's only obligation hereunder shall be to reimburse World Wide Income for all reasonable out-of-pocket fees and expenses incurred by World Wide Income in connection with those transactions.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of World Wide Income hereunder shall not survive the dissolution and complete liquidation of World Wide Income in accordance with Section 1.9.

11. TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

         (a) by the mutual written consent of World Wide Income and Diversified Income;

         (b) by either Diversified Income or World Wide Income by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before September 30, 2001; or

         (c) by either Diversified Income or World Wide Income, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the World Wide Income shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1 (a) or
     (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Diversified Income or World Wide Income, or the trustees or officers of Diversified Income or World Wide Income, to any other party or its trustees or officers.

         (b) Termination of this Agreement pursuant to paragraph 11.1 (c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Diversified Income or World Wide Income, or the trustees or officers of Diversified Income or World Wide Income, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13. MISCELLANEOUS

     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 The obligations and liabilities of Diversified Income hereunder are solely those of Diversified Income. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Diversified

Income shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Diversified Income and signed by authorized officers of Diversified Income acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     13.6 The obligations and liabilities of World Wide Income hereunder are solely those of World Wide Income. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of World Wide Income shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of World Wide Income and signed by authorized officers of World Wide Income acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

                                MORGAN STANLEY DEAN WITTER WORLD WIDE
                                INCOME TRUST

                                By:  /s/ CHARLES A. FIUMEFREDDO
                                   --------------------------------------------
                                   Name:  Charles A. Fiumefreddo
                                   Title: Chairman


                                MORGAN STANLEY DEAN WITTER DIVERSIFIED
                                INCOME TRUST

                                By:  /s/ BARRY FINK
                                   --------------------------------------------
                                   Name:  Barry Fink
                                   Title: Vice President

                                   EXHIBIT B

                       PROSPECTUS OF DIVERSIFIED INCOME,
                            DATED DECEMBER   , 2000

                                   (TO COME)

                      ANNUAL REPORT OF DIVERSIFIED INCOME,
                             DATED OCTOBER 31, 2000

                                   (TO COME)

                      ANNUAL REPORT OF WORLD WIDE INCOME,
                             DATED OCTOBER 31, 2000

                                   (TO COME)

              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST
                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates to the shares of Morgan Stanley Dean Witter Diversified Income Trust ("Diversified Income") to be issued pursuant to an Agreement and Plan of Reorganization, dated October 26, 2000, between Diversified Income and Morgan Stanley Dean Witter World Wide Income Trust ("World Wide Income") in connection with the acquisition by Diversified Income of substantially all of the assets, subject to stated liabilities, of World Wide Income. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated December
, 2000. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to Diversified Income at Two World Trade Center, New York, New York 10048 or by calling (800) 869-NEWS (TOLL FREE). Please retain this document for future reference.

     The date of this Statement of Additional Information is             , 2000.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
INTRODUCTION .............................................     B-3
ADDITIONAL INFORMATION ABOUT DIVERSIFIED INCOME ..........     B-3
FINANCIAL STATEMENTS .....................................     B-4

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the
information provided in the Proxy Statement and Prospectus dated               ,
2000 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to World Wide Income shareholders in connection with the solicitation of proxies by the Board of Trustees of World Wide Income to be voted at the Special Meeting of shareholders of World Wide Income to be held on
              , 2000. This Statement of Additional Information incorporates by reference the Statement of Additional Information of Diversified Income dated
              , 2000 and the Statement of Additional Information of World Wide
Income dated                , 2000.

                 ADDITIONAL INFORMATION ABOUT DIVERSIFIED INCOME

INVESTMENT OBJECTIVES AND POLICIES

     For additional information about Diversified Income's investment objectives and policies, see "Description of the Fund and Its Investments and Risks" in Diversified Income's Statement of Additional Information.

MANAGEMENT

     For additional information about the Board of Trustees, officers and management personnel of Diversified Income, see "Management of the Fund" and "Investment Management and Other Services" in Diversified Income's Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about Diversified Income's investment manager, see "Investment Management and Other Services" in Diversified Income's Statement of Additional Information. For additional information about Diversified Income's independent auditors, see "Investment Management and Other Services" in Diversified Income's Statement of Additional Information. For additional information about other services provided to Diversified Income, see "Investment Management and Other Services" in Diversified Income's Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     For additional information about brokerage allocation practices, see "Brokerage Allocation and Other Practices" in Diversified Income's Statement of Additional Information.

DESCRIPTION OF FUND SHARES

     For additional information about the voting rights and other characteristics of the shares of Diversified Income, see "Capital Stock and Other Securities" in Diversified Income's Statement of Additional Information.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about the purchase and redemption of Diversified Income's shares and the determination of net asset value, see "Purchase, Redemption and Pricing of Shares" in Diversified Income's Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     For additional information about Diversified Income's policies regarding dividends and distributions and tax matters affecting Diversified Income and its shareholders, see "Taxation of the Fund and Shareholders" in Diversified Income's Statement of Additional Information.

DISTRIBUTION OF SHARES

     For additional information about Diversified Income's distributor and the distribution agreement between Diversified Income and its distributor, see "Investment Management and Other Services" and "Underwriters" in Diversified Income's Statement of Additional Information.

PERFORMANCE DATA

     For additional information about Diversified Income's performance, see "Calculation of Performance Data" in Diversified Income's Statement of Additional Information.

                             FINANCIAL STATEMENTS

     Diversified Income's most recent audited financial statements are set forth in Diversified Income's Annual Report for the fiscal year ended October 31, 2000. A copy of the Annual Report accompanies, and is incorporated by reference in, the Proxy Statement and Prospectus. World Wide Income's most recent audited financial statements are set forth in World Wide Income's Annual Report for the fiscal year ended October 31, 2000, which is incorporated by reference in the Proxy Statement and Prospectus.

              MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST

                                    PART C
                               OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 27 of, Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, dated February 3, 2000 which was filed electronically pursuant to Regulation S-T on January 31, 2000 ("Post-Effective Amendment No. 10") as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-6515 and 33-44782) (the "Registration Statement").

ITEM 16. EXHIBITS

(1) Declaration of Trust dated December 18, 1991 (the "Declaration") (incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A filed on January 25, 1996); Amendment to the Declaration Establishing and Designating Additional Classes of Shares (incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 6 filed on July 14, 1997 ("Post Effective Amendment No. 6")); Amendment to the Declaration of Trust of the Registrant dated June 22, 1998 (incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 8 filed on December 28, 1998 ("Post-Effective Amendment No. 8"))

(2) Amended and Restated By-Laws of Registrant dated as of May 1, 1999 (incorporated herein by reference to Exhibit 2 to the Registrant's Post-Effective Amendment No. 10 filed on January 31, 2000)

(3)  Not Applicable

(4) Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus)

(5)  Not Applicable

(6) (a) Amended Investment Management Agreement dated April 30, 1998 (incorporated herein by reference to Exhibit 4(a) to Registrant's Post-Effective Amendment No. 8 filed on December 28, 1998

(7) (a) Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc. (incorporated herein by reference to
          Exhibit 6(a) to Post-Effective Amendment No. 8) filed on December 28, 1998

     (b) Multiple Class Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors, Inc. (incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 2.) filed on December 30, 1993

     (c)  Form of Selected Dealer Agreement (incorporated herein by reference to
          Exhibit 6(c) to Registrant's Post-Effective Amendment No. 8) filed on December 28, 1998

(8)  Not Applicable

(9) (a) Custody Agreement dated November 30, 1995 (incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 4); Amendment to the Custody Agreement between the Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 5 to the Registration Statement filed on December 24, 1996

     (b) Amended and Restated Transfer Agency and Services Agreement dated September 1, 2000, between the Registrant and Morgan Stanley Dean Witter Trust FSB (incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 11) filed on October 27, 2000

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 28, 1997 (incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6) filed on July 14, 1997

     (b) Morgan Stanley Dean Witter Funds Multiple Class Plan pursuant to Rule 18f-3 dated August 15, 2000 (incorporated herein by reference to Exhibit (15) to Post-Effective Amendment No. 11) filed on October 27, 2000

(11) (a)  Opinion and consent of Mayer, Brown & Platt

     (b)  Opinion and consent of Nutter, McClennen & Fish LLP

(12) Opinion and consent of Mayer, Brown & Platt regarding tax matters

(13) Form of Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc. (incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 8) filed on December 28, 1998

(14) Not Applicable

(15) Not Applicable

(16) Power of Attorney (incorporated herein by reference to Exhibit (Other) to Post-Effective Amendments No. 3, No. 7 and No. 11,) filed respectively on December 22, 1994, February 6, 1998 and October 27, 2000

(17) (a) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, for its fiscal year ended October 31, 1999 (incorporated herein by reference to Form 24f-2 filed with the Securities and Exchange Commission on December 14, 1999)

     (b)  Form of Proxy

     (c)  Voting Information Card

ITEM 17. UNDERTAKINGS

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 8th day of November, 2000.

                             MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST

                             By: /s/ Barry Fink
                                ................................................
                                Barry Fink
                                Vice President and Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


           SIGNATURE                             TITLE                         DATE
           ---------                             -----                         ----

1. Principal Executive Officer
  /s/ Charles A. Fiumefreddo     President, Chief Executive Officer,
  ............................   Trustee and Chairman                   November 8, 2000

2. Principal Financial Officer
  /s/ Thomas F. Caloia           Treasurer and Principal
  ............................   Accounting Officer                     November 8, 2000

3. Majority of Trustees
  /s/ Michael Bozic              Trustee                                November 8, 2000
  ............................

  /s/ Edwin J. Garn              Trustee                                November 8, 2000
  ............................

  /s/ Wayne E. Hedien            Trustee                                November 8, 2000
  ............................

  /s/ James F. Higgins           Trustee                                November 8, 2000
  ............................

  /s/ Manuel H. Johnson          Trustee                                November 8, 2000
  ............................

  /s/ Michael E. Nugent          Trustee                                November 8, 2000
  ............................

  /s/ John L. Schroeder          Trustee                                November 8, 2000
  ............................

  /s/ Philip J. Purcell          Trustee                                November 8, 2000
  ............................
